Accounts payable and accrued liabilities (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [Abstract]
Accounts payable	$ 2,644,111	$ 2,458,176
Accrued liabilities	1,638,571	1,875,924
Accrued interest	1,423,367	651,999
Total accounts payable and accrued liabilities	$ 5,706,049	$ 4,986,099